Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 9   Stockholders' Equity

On February 2, 2011, the Company closed an initial public offering ("IPO") of 33,350,000 shares of common stock at $27.00 per share. In the offering, the Company sold 4,000,000 shares and selling stockholders sold 29,350,000 shares. Proceeds received by the Company on the sale of the 4,000,000 shares amounted to $102.6 million, net of underwriting discounts.  The Company incurred direct costs of the stock issuance of $4.0 million, which were charged to paid-in capital.  Prior to the IPO, BankUnited, Inc. was a wholly owned subsidiary of BU Financial Holdings LLC ("BUFH"), a Delaware limited liability company.  Immediately prior to the completion of the offering, a reorganization was effected in accordance with BUFH's LLC agreement, pursuant to which all equity interests in the Company were distributed to the members of BUFH and BUFH was liquidated.

Effective January 10, 2011, the Board of Directors authorized a 10-for-1 split of the Company's outstanding common shares. Stockholders' equity has been retroactively adjusted to give effect to this stock split for all periods presented by reclassifying from paid-in capital to common stock the par value of the additional shares issued. All share and per share data have been retroactively restated for all periods presented to reflect this stock split.

Note 16 Stockholder's Equity

        On November 5, 2009, the Board of Directors authorized a 10-for-1 stock split of the Company's outstanding common shares. Effective January 10, 2011, the Board of Directors authorized an additional 10-for-1 split of the Company's outstanding common shares. Stockholder's equity has been retroactively adjusted to give effect to these stock splits for all periods presented by reclassifying from paid-in capital to common stock the par value of the additional shares issued. All share and per share data have been retroactively restated for all periods presented to reflect these stock splits.